Stock Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted Average Grant Date Fair Value
Excess tax benefits from stock-based compensation	$ 21	$ 28	$ 19
Cash received from stock options exercised	431	285	250
Total intrinsic value of options exercised	161	118	104
ESPP
Weighted Average Grant Date Fair Value
Fair value of options vested	452	445	383
Restricted stock awards
Compensation
Total fair value of restricted shares vested	33	44	18
Restricted unit and restricted share award
Compensation
Number of units granted (in shares)	1,121,000
Weighted average fair value of units granted (in dollars per share)	$ 34.84
Summary of the restricted unit and restricted share award activity under the ICPs
Nonvested at beginning of year (in shares)	2,688,000
Granted (in shares)	1,121,000
Vested (in shares)	(969,000)
Forfeited (in shares)	(234,000)
Nonvested at end of year (in shares)	2,606,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Nonvested at beginning of year (in dollars per share)	$ 34.16
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 34.84
Weighted-Average Grant-Date Fair Value, Vested (in dollars per share)	$ 35.55
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars per share)	$ 35.00
Weighted-Average Grant-Date Fair Value, Nonvested at end of year (in dollars per share)	$ 32.80
Restricted stock units
Compensation
Number of units granted (in shares)	1,121,000	1,095,000	1,284,000
Weighted average fair value of units granted (in dollars per share)	$ 34.84	$ 35.25	$ 27.77
Unrecognized compensation expense related to unvested options	$ 39
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1.94
Summary of the restricted unit and restricted share award activity under the ICPs
Granted (in shares)	1,121,000	1,095,000	1,284,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 34.84	$ 35.25	$ 27.77
Options granted prior to 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	P10Y
Exercisable period (in years)	4 years
Options granted during and subsequent to fiscal 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	P7Y
Exercisable period (in years)	3 years
Options granted at the Beginning of 2011
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	P7Y
Exercisable period (in years)	4 years
2010 ICP
Compensation
Number of common shares authorized	74,000,000
Shares available for future grants under the ICP	58,000,000